Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital and Share Premium [Abstract]
Schedule of details share capital and share premium
	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2016	1,767,821	$177	$6,056,240
Issuance of shares	218,478	21	629,930
Shares outstanding as December 31, 2017	1,986,299	$198	$6,686,170

	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2017	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2016, retroactively adjusted	1,767,821	$177	$6,056,240
Issue and fully paid common shares of US$0.0001 as at December 31, 2017	1,986,299	$198	$6,686,170